POLICYHOLDERS' ACCOUNT BALANCES - Narrative (Details)	Dec. 31, 2022 Rate
Minimum
Policyholder Account Balance [Line Items]
Liability for Policyholder Contract Deposits, Interest Rate	1.00%
Minimum | Enhanced First Year Annuity
Policyholder Account Balance [Line Items]
Liability for Policyholder Contract Deposits, Interest Rate	1.00%
Maximum
Policyholder Account Balance [Line Items]
Liability for Policyholder Contract Deposits, Interest Rate	8.00%
Maximum | Enhanced First Year Annuity
Policyholder Account Balance [Line Items]
Liability for Policyholder Contract Deposits, Interest Rate	7.00%